Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Notional Amounts and Fair Values of Derivatives
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	30 June 2021			31 December 2020
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	12,891	235	216	15,465	395	431
Interest rate contracts	32,382	577	677	40,630	926	837
Equity and credit contracts	1,293	143	57	1,319	124	83
Total derivatives held for trading	46,566	955	950	57,414	1,445	1,351
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	598	52	1	789	84	6
Interest rate contracts	84,722	992	1,324	93,748	1,225	1,885
	85,320	1,044	1,325	94,537	1,309	1,891
Designated as cash flow hedges:
Exchange rate contracts	23,756	1,131	380	27,020	1,978	409
Interest rate contracts	26,198	295	33	19,407	467	23
Equity derivative contracts	33	10	—	13	6	—
	49,987	1,436	413	46,440	2,451	432
Total derivatives held for hedging	135,307	2,480	1,738	140,977	3,760	2,323
Derivative netting(1)		(1,384)	(1,384)		(1,754)	(1,754)
Total derivatives	181,873	2,051	1,304	198,391	3,451	1,920
(1)    Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £401m (2020: £330m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £245m (2020: £651m).